SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 - SUBSEQUENT EVENTS

On May 9, 2024, the Company entered into a securities purchase agreement (the “May HWH SPA”) with HWH whereby the Company issued to HWH a convertible promissory note (the “May HWH Note”) in an aggregate principal amount of $250,000, for a purchase price of $250,000. The May HWH Note bears interest at 8% per annum, contains a commitment fee of $20,000, and at the option of HWH, convertible into 208,333,333 shares of Common Stock. The May HWH Note, together with any accrued interest, reduced by any unamortized prepaid interest shall, at the discretion of HWH, either be repaid in cash and/or convert into shares of Common Stock of the Company at a conversion rate of $0.002 per share; due and payable in full on the earliest of: (i) the third anniversary of the May HWH Note; (ii) the acceleration of the May HWH Note upon the occurrence of an event of default (as defined in the May HWH Note); or (iii) on the fifth business day after HWH has delivered to the Company a written demand for payment of the May HWH Note. The Company may, at its option, at any time during the term of the May HWH Note, redeem a portion or all amounts of outstanding principal amount, without incurring penalties, additional interest, or other fees or charges.

On June 6, 2024, the Company entered into a securities purchase agreement (the “June HWH SPA”) with HWH whereby the Company issued to HWH a convertible promissory note (the “June HWH Note”) in an aggregate principal amount of $250,000, for a purchase price of $250,000. The June HWH Note bears interest at 8% per annum and contains a commitment fee of $20,000. The June HWH Note, together with any accrued interest, reduced by any unamortized prepaid interest shall, at the discretion of HWH, either be repaid in cash and/or converted into 2,500,000,000 shares of Common Stock at a conversion rate of $0.0001 per share; due and payable in full on the earliest of: (i) the third anniversary of the June HWH Note; (ii) the acceleration of the June HWH Note upon the occurrence of an event of default (as defined in the June HWH Note); or (iii) on the fifth business day after HWH has delivered to the Company a written demand for payment of the June HWH Note. The Company may, at its option, at any time during the term of the June HWH Note, redeem a portion or all amounts of outstanding principal amount, without incurring penalties, additional interest, or other fees or charges.

On June 19, 2024, the Company and HWH entered into an addendum to the June HWH SPA and June HWH Note to amend: (i) the number of shares of Common Stock convertible under the June HWH Note from 2,500,000 to 125,000,000; and (ii) the conversion rate from $0.0001 to $0.002.